Condensed Consolidated Interim Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 35,380	$ 64,429	$ 26,731
Accounts and other receivables, net	29,686	38,754	34,830
Inventory	188,995	71,183	20,456
Prepaid expenses and deposits		0	0
Total Current Assets	254,061	174,366	82,017
Operating lease asset, net	70,679	76,230	0
Security deposits	5,722	5,722	0
Goodwill	505,508	505,508	505,508
Total Assets	835,970	761,826	587,525
Current Liabilities
Accounts payable and accrued liabilities	662,952	678,347	846,736
Current portion of deferred revenue, net of contract assets	66,846	65,715	96,792
Notes payable, current portion	208,431	114,338	5,943
Convertible debentures, current portion, net of discount of $9,791 and $30,586, respectively	114,283	89,064	14,580
Derivative liabilities	104,670	136,902	189,775
Total Current Liabilities	1,157,182	1,084,366	1,153,826
Notes payable, net of current portion	237,292	152,147	207,219
Operating lease liability, net of current portion	48,629	55,211	0
Convertible debentures, net of current portion, net of discount of $0 and $141,536, respectively		0	55,570
Deferred revenue, net of current portion and contract assets	74,870	79,770	42,020
Total Liabilities	1,517,973	1,371,494	1,458,635
Stockholders' Deficit
Preferred stock value	5,000	5,000	1,000
Common stock: Authorized - 1,890,000,000 shares with $0.001 par value issued and outstanding - 1,536,920,305, 1,476,869,532 and 1,192,192,158 shares, as of March 31, 2022, December 31, 2021and December 31, 2020, respectively	1,536,921	1,476,870	1,192,192
Additional paid-in capital	17,022,651	16,900,962	13,068,978
Accumulated Deficit	(19,358,959)	(19,076,522)	(15,185,187)
Total Stockholders' Deficit	(794,387)	(693,690)	(923,017)
Total Liabilities and Stockholders' Deficit	835,970	761,826	587,525
Redeemable convertible preferred stock - Series A [Member]
Stockholders' Deficit
Preferred stock value	$ 112,384	$ 84,022	$ 51,907